Schedule of future minimum rental payments for operating leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
2025		¥ 473
2026		100
Total lease payments		573
Less: imputed interest		(16)
Present value of lease liabilities		557	¥ 86
Less: Lease liabilities – current	$ 63	458	86
Lease liabilities – non-current	$ 14	¥ 99